Operating leases (Tables)	6 Months Ended
Jun. 30, 2024
Operating Leases
Operating leases - Operating lease liabilities of time charter-in vessel agreements (Table)

Twelve month periods ending	Amount
June 30, 2025	$26,636
June 30, 2026	26,636
June 30, 2027	25,176
June 30, 2028	26,709
June 30, 2029	22,171
June 30, 2030 and thereafter	34,401
Total undiscounted lease payments	$161,729
Discount based on incremental borrowing rate	(25,406)
Present value of lease liability	136,323
Operating lease liabilities, current	20,128
Operating lease liabilities, non-current	116,195

Operating leases - Operating lease liabilities of office rental agreements (Table)

Twelve month periods ending	Amount
June 30, 2025	$632
June 30, 2026	982
June 30, 2027	969
June 30, 2028	635
June 30, 2029	553
June 30, 2030 and thereafter	-
Total undiscounted lease payments	$3,771
Discount based on incremental borrowing rate	(359)
Present value of lease liability	$3,412
Operating lease liabilities, current	632
Operating lease liabilities, non-current	2,780